Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
5. Segment Information
Segment Information
Florida

Canadian
Gas Utilities
Other
Inter-
Electric Electric and Electric Segment
millions of dollars Utility Utilities Infrastructure Utilities Other Eliminations Total
For the year ended December 31, 2022

Operating revenues from
external customers (1)
$

3,280 $

1,675 $

1,697 $

518 $

418 $

-

$

7,588
Inter-segment revenues
(1)

7 -

7 -

22 (36)

-

Total operating revenues

3,287

1,675

1,704

518

440 (36)

7,588
Regulated fuel for generation
and purchased power

1,086

803 -

290 -

(8)

2,171
Regulated cost of natural gas -

-

800 -

-

-

800
OM&G

625

338

365

123

156 (11)

1,596
Provincial, state and municipal
taxes

235

43

83

3

3 -

367
Depreciation and amortization

507

259

118

61

7 -

952
Income from equity investments -

87

21

4

17 -

129
Other income (expense), net

68

24

13 -

23

17

145
Interest expense, net (2)

185

136

81

19

288 -

709
Impairment charge -

-

-

73 -

-

73
Income tax expense (recovery)

121 (8)

70 -

2 -

185
Non-controlling interest in
subsidiaries
-

-

-

1 -

-

1
Preferred stock dividends -

-

-

-

63 -

63
Net income (loss) attributable to
common shareholders
$

596 $

215 $

221 $ (48) $ (39) $ -

$

945
Capital expenditures $

1,425 $

507 $

574 $

63 $

6 $ -

$

2,575
As at December 31, 2022
Total assets $

21,053 $

8,223 $

7,737 $

1,337 $

2,835 $ (1,443) $

39,742
Investments subject to
significant influence
$ -

$

1,241 $

128 $

49 $ -

$ -

$

1,418
Goodwill $

4,739 $ -

$

1,270 $ -

$

3 $ -

$

6,012
(1) All significant inter-company balances and transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities. Management believes elimination of these transactions would understate PP&E,
OM&G, or regulated fuel for generation and purchased power. Inter-company transactions that have not been eliminated are
measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in
determining reportable segments.
(2) Segment net income is reported on a basis that includes internally allocated financing costs of $ 13 million for the year ended
December 31, 2022, between the Gas Utilities and Infrastructure and Other segments.
Florida

Canadian
Gas Utilities
Other
Inter-
Electric Electric and Electric Segment
millions of dollars Utility Utilities Infrastructure Utilities Other Eliminations Total
For the year ended December 31, 2021

Operating revenues from
external customers
(1)
$

2,718 $

1,501 $

1,276 $

445 $ (175) $

-

$

5,765
Inter-segment revenues
(1)

6 -

4 -

18 (28)

-

Total operating revenues

2,724

1,501

1,280

445 (157) (28)

5,765
Regulated fuel for generation
and purchased power

894

654 -

218 -

(3)

1,763
Regulated cost of natural gas -

-

472 -

-

-

472
OM&G

536

291

325

140

106 (30)

1,368
Provincial, state and municipal
taxes

212

43

69

4

2 -

330
Depreciation and amortization

469

246

121

58

8 -

902
Income from equity investments -

103

20

4

16 -

143
Other income (expenses), net

59

12

11

15

1 (5)

93
Interest expense, net (2)

138

132

64

21

256 -

611
Income tax expense (recovery)

72

9

62

1 (150) -

(6)
Non-controlling interest in
subsidiaries
-

-

-

1 -

-

1
Preferred stock dividends -

-

-

-

50 -

50
Net income (loss) attributable to
common shareholders
$

462 $

241 $

198 $

21 $ (412) $ -

$

510
Capital expenditures $

1,331 $

366 $

515 $

111 $

5 $ -

$

2,328
As at December 31, 2021
Total assets $

17,903 $

7,418 $

6,666 $

1,402 $

2,034 $ (1,179) $

34,244
Investments subject to
significant influence
$ -

$

1,215 $

123 $

44 $ -

$ -

$

1,382
Goodwill $

4,436 $ -

$

1,189 $

68 $

3 $ -

$

5,696
(1) All significant inter-company balances and transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities. Management believes the elimination of these transactions would understate PP&E,
OM&G, or regulated fuel for generation and purchased power. Inter-company transactions that have not been eliminated are
measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in
determining reportable segments.
(2) Segment net income is reported on a basis that includes internally allocated financing costs of $ 13 million for the year ended
December 31, 2021, between the Gas Utilities and Infrastructure and Other segments.
Geographical Information
Revenues (based on country of origin of the product or service sold)
For the Year ended December 31
millions of dollars 2022 2021
United States $

5,346 $

3,754
Canada

1,725

1,566
Barbados

384

292
The Bahamas

122

110
Dominica

11

43
$

7,588 $

5,765
Property Plant and Equipment:
As at

December 31 December 31
millions of dollars 2022 2021
United States $

17,382 $

14,978
Canada

4,689

4,440
Barbados

583

535
The Bahamas

342

322
Dominica -

78
$

22,996 $

20,353